Schedule H, Line 4i: Schedule of Assets (Held at End of Year) (Details) - EBP 031	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	031
Entity tax identification number	46-4559529
Participant Loans	$ 1,519,462
Total assets	$ 142,380,671
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Fixed interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Fixed interest rate	9.50%
Investment, Identifier [Axis]: American Funds Growth Fund of Amer R6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 7,964,144
Investment, Identifier [Axis]: BlackRock LifePath Index 2030 Fund G
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	8,768,406
Investment, Identifier [Axis]: BlackRock LifePath Index 2035 Fund G
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	10,733,097
Investment, Identifier [Axis]: BlackRock LifePath Index 2040 Fund G
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	8,415,798
Investment, Identifier [Axis]: BlackRock LifePath Index 2045 Fund G
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	6,410,920
Investment, Identifier [Axis]: BlackRock LifePath Index 2050 Fund G
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	6,671,057
Investment, Identifier [Axis]: BlackRock LifePath Index 2055 Fund G
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	3,328,548
Investment, Identifier [Axis]: BlackRock LifePath Index 2060 Fund G
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	3,854,883
Investment, Identifier [Axis]: BlackRock LifePath Index 2065 Fund G
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,257,707
Investment, Identifier [Axis]: BlackRock LifePath Index Retirement Fund G
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	9,664,442
Investment, Identifier [Axis]: Fidelity 500 Index
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	28,937,232
Investment, Identifier [Axis]: Fidelity Government Money Market Fund Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	108,526
Investment, Identifier [Axis]: Fidelity International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,793,556
Investment, Identifier [Axis]: Fidelity Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	3,979,238
Investment, Identifier [Axis]: Fidelity Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,521,712
Investment, Identifier [Axis]: Fidelity U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,775,361
Investment, Identifier [Axis]: Great Gray EUPAC Trust Class I1
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,199,102
Investment, Identifier [Axis]: Large Cap Value Fund II Class I1
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,537,458
Investment, Identifier [Axis]: Lord Abbett Core Bond
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,865,374
Investment, Identifier [Axis]: MassMutual Stable Value Core
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	18,628,999
Investment, Identifier [Axis]: Mid Cap Growth Fund II Class I1
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	916,920
Investment, Identifier [Axis]: Mid Cap Value Fund Class I1
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	978,958
Investment, Identifier [Axis]: PIMCO Income Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,837,990
Investment, Identifier [Axis]: Rayonier Advanced Materials Inc. Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,902,951
Investment, Identifier [Axis]: Small Cap Growth Fund II Class I1
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	1,466,965
Investment, Identifier [Axis]: Small Cap Value Fund III Class I1
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 1,341,865